Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Income before income taxes	€ 416,900,000	€ 558,551,000
income tax expense (benefit)
Total tax expense (income)	€ 87,191,000	€ 181,568,000